Description of Business and Significant Accounting Policies Statement of Operations (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of products									$ 2,144	$ 2,022	$ 1,789
Cost of services									1,941	2,318	1,845
Selling, general and administrative expenses									742	890	636
Research and development expenses									155	209	143
Total operating expenses									4,982	5,439	4,413
Income (loss) from operations	411	129	130	78	(421)	93	112	68	748	(148)	298
Income (loss) from continuing operations before income taxes									698	(164)	285
Income tax expense (benefit)									223	(66)	5
Income (loss) from continuing operations									475	(98)	280
Net income (loss)									481	(191)	270
Net income (loss) attributable to NCR	242	87	102	50	(369)	61	69	49	481	(190)	267
Income (loss) from continuing operations	239	88	89	59	(301)	68	81	55	475	(97)	277
Basic (in dollars per share)	$ 1.49	$ 0.55	$ 0.56	$ 0.37	$ (1.91)	$ 0.43	$ 0.51	$ 0.35	$ 2.98	$ (0.61)	$ 1.73
Diluted (in dollars per share)	$ 1.45	$ 0.53	$ 0.54	$ 0.36	$ (1.91)	$ 0.42	$ 0.50	$ 0.34	$ 2.90	$ (0.61)	$ 1.72
Basic (in dollars per share)	$ 1.51	$ 0.55	$ 0.64	$ 0.32	$ (2.34)	$ 0.39	$ 0.44	$ 0.31	$ 3.02	$ (1.20)	$ 1.67
Diluted (in dollars per share)	$ 1.47	$ 0.53	$ 0.62	$ 0.31	$ (2.34)	$ 0.38	$ 0.43	$ 0.30	$ 2.94	$ (1.20)	$ 1.66
Net gain (loss) arising during the year									0	24	(24)
Actuarial loss included in benefits expense									14	17	16
Less income tax benefit (expense)									1	(20)	(11)
Total other comprehensive income (loss)									(22)	21	43
Comprehensive income (loss) attributable to NCR common stockholders									463	(171)	308
Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of products									2,177	2,011	1,799
Cost of services									2,208	2,098	1,922
Selling, general and administrative expenses									894	794	685
Research and development expenses									219	176	156
Total operating expenses									5,498	5,079	4,562
Income (loss) from operations									232	212	149
Income (loss) from continuing operations before income taxes									182	196	136
Income tax expense (benefit)									42	51	(11)
Income (loss) from continuing operations									140	145	147
Net income (loss)									146	52	137
Net income (loss) attributable to NCR									146	53	134
Income (loss) from continuing operations									140	146	144
Basic (in dollars per share)									$ 0.88	$ 0.92	$ 0.90
Diluted (in dollars per share)									$ 0.85	$ 0.91	$ 0.89
Basic (in dollars per share)									$ 0.92	$ 0.34	$ 0.84
Diluted (in dollars per share)									$ 0.89	$ 0.33	$ 0.83
Net gain (loss) arising during the year									91	(425)	(62)
Actuarial loss included in benefits expense									255	212	203
Less income tax benefit (expense)									(148)	67	(27)
Total other comprehensive income (loss)									387	(103)	313
Comprehensive income (loss) attributable to NCR common stockholders									391	(104)	308
Scenario, Adjusted [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of products									2,144	2,022	1,789
Cost of services									1,941	2,318	1,845
Selling, general and administrative expenses									742	890	636
Research and development expenses									155	209	143
Total operating expenses									4,982	5,439	4,413
Income (loss) from operations									748	(148)	298
Income (loss) from continuing operations before income taxes									698	(164)	285
Income tax expense (benefit)									223	(66)	5
Income (loss) from continuing operations									475	(98)	280
Net income (loss)									481	(191)	270
Net income (loss) attributable to NCR									481	(190)	267
Income (loss) from continuing operations									475	(97)	277
Basic (in dollars per share)									$ 2.98	$ (0.61)	$ 1.73
Diluted (in dollars per share)									$ 2.90	$ (0.61)	$ 1.72
Basic (in dollars per share)									$ 3.02	$ (1.20)	$ 1.67
Diluted (in dollars per share)									$ 2.94	$ (1.20)	$ 1.66
Net gain (loss) arising during the year									0	24	(24)
Actuarial loss included in benefits expense									14	17	16
Less income tax benefit (expense)									1	(20)	(11)
Total other comprehensive income (loss)									459	(170)	313
Comprehensive income (loss) attributable to NCR common stockholders									$ 463	$ (171)	$ 308